                                    MONEY
                                   MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                               SEMIANNUAL REPORT
                     (unaudited) and Investment Performance
                          Review for the Year Ended
                               February 28, 1999



                                [HERITAGE LOGO]

                                                                  April 12, 1999

Dear Fellow Shareholders:

     It is my pleasure to provide you with the semiannual report for the Heritage Cash Trust -- Money Market Fund (the "Fund") for the six month period from September 1, 1998 through February 28, 1999. After remaining reasonably stable over the prior twelve months, the seven day effective yield for your Fund declined from 4.99% on August 31, 1998 to 4.24% on February 28, 1999. Rates on most short-term investments trended lower over this period as a result of the actions taken last fall by the Federal Reserve Board (the "Fed") to reduce short-term rates to help prevent a slowdown in our economy.

     The Fed's action seems to have had the desired effect of forestalling an economic downturn. In fact, the argument now is over whether the rate reductions have contributed to a situation in which the U.S. economy may be expanding too rapidly, bringing the concern over inflation back into the forefront of economic policy discussions. The history of the Fed under current Chairman Alan Greenspan indicates that controlling inflation will be the Fed's primary focus in the near-term. Thus, unless the rate of domestic economic growth slows, the next moves by the Fed are likely to be to increase rates slightly. To at least the partial credit of this Fed, our current period of economic expansion is beginning its ninth year. In addition to its unusual length, this expansion has been remarkable for its relative consistency, featuring slow, steady growth with very little inflation.

     The past few years have featured a stock market that has moved generally upward, at least if we simply focus on the returns from major stock market indexes. Volatility has continued to be significant, and more importantly, many segments of the market have not really participated in the gains indicated by those index returns. In particular, smaller market capitalization stocks and value stocks have not enjoyed the increases of many large cap growth stocks and technology stocks. During volatile market periods -- and maybe all markets qualify as volatile -- an allocation of a portfolio of your assets to high quality short-term securities can help stabilize portfolio returns and provide some measure of comfort. As a reminder, your Fund continues to maintain a AAAm rating from Standard & Poor's Rating Group. Your Fund also offers a wide range of features that, we hope, make your Fund convenient for you to use. These include free checking (including free checks and returned cancelled checks), daily sweeps to and from your brokerage accounts and various automated payment programs.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust -- Money Market Fund. If there are ever any suggestions you would like to share with us about how we can better serve you, please call us at 800/709-3863 (FUND).

                                          Sincerely,
                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
COMMERCIAL PAPER--75.8%(A)
 DOMESTIC--60.6%
BANKING--1.7%
$    50,000,000  Wachovia Corporation,
                  4.80%, 04/09/99..........  $   49,740,000
                                             --------------

CHEMICALS--3.4%
     25,000,000  E.I. du Pont de Nemours &
                  Company, 4.76%,
                  06/08/99.................      24,672,750
     25,000,000  E.I. du Pont de Nemours &
                  Company, 4.82%,
                  06/08/99.................      24,668,625
     50,000,000  E.I. du Pont de Nemours &
                  Company, 4.83%,
                  04/27/99.................      49,617,625
                                             --------------
                                                 98,959,000
                                             --------------

COMMERCIAL PRINTING--1.8%
     17,260,000  R.R. Donnelley & Sons
                  Company, 4.80%,
                  04/08/99.................      17,172,549
     36,200,000  R.R. Donnelley & Sons
                  Company, 4.84%,
                  03/16/99.................      36,126,997
                                             --------------
                                                 53,299,546
                                             --------------

COMPUTER/OFFICE EQUIPMENT--0.7%
     20,000,000  Xerox Credit Corporation,
                  4.78%, 03/19/99..........      19,952,200
                                             --------------

CORPORATE FINANCE--4.1%
     20,000,000  General Electric Capital
                  Corporation, 4.78%,
                  07/16/99.................      19,636,189
     30,000,000  General Electric Capital
                  Corporation, 4.99%,
                  04/15/99.................      29,812,875
     10,000,000  Private Export Funding
                  Corporation, 4.68%,
                  05/06/99.................       9,914,200
     15,000,000  Private Export Funding
                  Corporation, 4.72%,
                  05/06/99.................      14,870,200
     25,000,000  Private Export Funding
                  Corporation, 4.76%,
                  05/07/99.................      24,778,528
     20,000,000  Private Export Funding
                  Corporation, 4.78%,
                  03/12/99.................      19,970,789
                                             --------------
                                                118,982,781
                                             --------------

ELECTRONICS--4.8%
     19,000,000  Emerson Electric Company,
                  4.78%, 03/10/99..........      18,977,295
     61,400,000  Emerson Electric Company,
                  4.78%, 03/12/99..........      61,310,322
     19,500,000  Emerson Electric Company,
                  4.79%, 03/15/99..........      19,463,676
      9,849,000  Motorola Credit
                  Corporation, 4.80%,
                  05/13/99.................       9,753,136
     11,496,000  Motorola, Inc., 4.80%,
                  04/29/99.................      11,405,565
     17,225,000  Motorola, Inc., 4.80%,
                  04/30/99.................      17,087,200
                                             --------------
                                                137,997,194
                                             --------------

FOOD--4.6%
     45,000,000  Campbell Soup Company,
                  4.82%, 04/27/99..........      44,656,575
     19,000,000  H.J. Heinz Company, 4.78%,
                  03/11/99.................      18,974,773
      6,400,000  Kellogg Company, 4.75%,
                  03/26/99.................       6,378,889
     19,250,000  Kellogg Company, 4.78%,
                  03/19/99.................      19,203,992
      9,200,000  Kellogg Company, 4.78%,
                  03/04/99.................       9,196,335
     30,000,000  Sara Lee Corporation,
                  4.79%, 03/10/99..........      29,964,075
      5,500,000  Sara Lee Corporation,
                  4.79%, 03/11/99..........       5,492,682
                                             --------------
                                                133,867,321
                                             --------------

HOUSEHOLD PRODUCTS--4.7%
     60,000,000  The Clorox Company, 4.78%,
                  05/13/99.................      59,418,433
     15,750,000  The Procter & Gamble
                  Company, 4.74%,
                  04/30/99.................      15,625,575
      6,223,000  The Procter & Gamble
                  Company, 4.78%,
                  03/18/99.................       6,208,954
     11,994,000  The Procter & Gamble
                  Company, 4.78%,
                  04/21/99.................      11,912,781
     15,000,000  The Procter & Gamble
                  Company, 4.79%,
                  03/26/99.................      14,950,104
      7,200,000  The Procter & Gamble
                  Company, 4.80%,
                  05/12/99.................       7,130,880
     20,000,000  The Procter & Gamble
                  Company, 4.81%,
                  06/11/99.................      19,727,433
                                             --------------
                                                134,974,160
                                             --------------
 MEDICAL SUPPLIES--1.2%
     11,150,000  Johnson & Johnson, 4.72%,
                  06/23/99.................      10,983,345

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
COMMERCIAL PAPER (CONTINUED)
$    25,000,000  Johnson & Johnson, 4.84%,
                  03/03/99.................  $   24,993,277
                                             --------------
                                                 35,976,622
                                             --------------
 OIL & GAS--6.9%
     10,000,000  Chevron UK Investment PLC,
                  4.78%, 06/10/99..........       9,864,566
     35,000,000  Chevron UK Investment PLC,
                  4.83%, 06/18/98..........      34,488,154
     55,000,000  Chevron USA Inc, 4.80%,
                  05/24/99.................      54,384,000
     25,000,000  Shell Oil Company, 4.77%,
                  03/12/99.................      24,963,563
     75,000,000  Shell Oil Company, 4.77%,
                  03/26/99.................      74,751,563
                                             --------------
                                                198,451,846
                                             --------------
 PAPER--0.5%
     14,000,000  Kimberly-Clark
                  Corporation, 4.78%,
                  03/10/99.................      13,966,540
                                             --------------
 PHARMACEUTICALS--12.8%
     44,500,000  Abbott Laboratories,
                  4.77%, 03/01/99..........      44,500,000
     30,000,000  Abbott Laboratories,
                  4.78%, 03/09/99..........      29,968,133
     25,500,000  Abbott Laboratories,
                  4.79%, 03/23/99..........      25,425,356
    100,000,000  Eli Lilly & Company,
                  4.75%, 03/12/99..........      99,854,861
     30,000,000  Pfizer, Inc., 4.76%,
                  03/24/99.................      29,908,766
     60,000,000  Pfizer, Inc., 4.80%,
                  03/15/99.................      59,888,000
     10,000,000  Pfizer, Inc., 4.82%,
                  03/01/99.................      10,000,000
     25,400,000  Schering Corporation,
                  4.83%, 03/16/99..........      25,348,883
     15,000,000  Schering Corporation,
                  4.83%, 04/13/99..........      14,913,463
     28,107,000  Schering Corporation,
                  4.83%, 06/22/99..........      27,680,874
                                             --------------
                                                367,488,336
                                             --------------
 RECREATION--1.7%
     50,000,000  The Walt Disney Company,
                  4.74%, 04/22/99..........      49,657,667
                                             --------------
 RESTAURANTS--1.3%
     37,000,000  McDonald's Corporation,
                  4.78%, 03/01/99..........      37,000,000
                                             --------------
 TELEPHONE/UTILITIES--10.4%
    100,000,000  Ameritech Corporation,
                  4.77%, 03/04/99..........      99,960,250
      7,925,000  AT&T Corporation, 4.82%,
                  03/25/99.................       7,899,534
     50,000,000  AT&T Corporation, 4.82%,
                  03/31/99.................      49,799,166
     42,075,000  AT&T Corporation, 4.83%,
                  03/30/99.................      41,911,293
      8,250,000  BellSouth Capital Funding
                  Corporation, 4.75%,
                  04/26/99.................       8,189,042
     30,000,000  BellSouth
                  Telecommunications Inc.,
                  4.78%, 03/26/99..........      29,900,417
     30,000,000  BellSouth
                  Telecommunications Inc.,
                  4.79%, 03/11/99..........      29,960,083
     20,000,000  BellSouth
                  Telecommunications Inc.,
                  4.82%, 04/14/99..........      19,882,178
     11,000,000  BellSouth
                  Telecommunications Inc.,
                  4.82%, 04/09/99..........      10,942,562
                                             --------------
                                                298,444,525
                                             --------------
Total Domestic (cost $1,748,757,738).......   1,748,757,738
                                             --------------
 FOREIGN--15.2% (B)
 CORPORATE FINANCE--6.8%
     25,700,000  Province of British
                  Columbia, 4.69%,
                  07/30/99.................      25,194,431
     39,400,000  Province of British
                  Columbia, 4.77%,
                  06/08/99.................      38,883,171
     14,900,000  Province of British
                  Columbia, 4.78%,
                  05/12/99.................      14,757,556
     13,600,000  Province of British
                  Columbia, 4.80%,
                  05/13/99.................      13,467,627
      6,400,000  Province of British
                  Columbia, 4.95%,
                  05/10/99.................       6,338,400
     25,000,000  The Canadian Wheat Board,
                  4.70%, 07/23/99..........      24,530,000
     33,700,000  The Canadian Wheat Board,
                  4.78%, 05/11/99..........      33,382,302
     41,300,000  The Canadian Wheat Board,
                  4.79%, 05/25/99..........      40,832,908
                                             --------------
                                                197,386,395
                                             --------------
 FOOD--2.6%
     75,000,000  Nestle Capital
                  Corporation, 4.75%,
                  3/19/99..................      74,821,875
                                             --------------
 PHARMACEUTICALS--5.8%
     14,300,000  Glaxo Wellcome, Inc.,
                  4.76%, 04/22/99..........      14,201,680
     20,000,000  Glaxo Wellcome, Inc.,
                  4.76%, 04/28/99..........      19,846,622

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
COMMERCIAL PAPER (CONTINUED)
$    33,300,000  Glaxo Wellcome, PLC,
                  5.06%, 03/08/99..........  $   33,267,237
     23,800,000  Glaxo Wellcome, PLC,
                  5.06%, 03/09/99..........      23,773,238
     61,000,000  SmithKline Beecham
                  Corporation, 4.80%,
                  03/05/99.................      60,967,467
     15,000,000  SmithKline Beecham
                  Corporation, 4.82%,
                  03/18/99.................      14,965,858
                                             --------------
                                                167,022,102
                                             --------------
Total Foreign (cost $439,230,372)..........     439,230,372
                                             --------------
Total Commercial Paper (cost
$2,187,988,110)............................   2,187,988,110
                                             --------------
CORPORATE NOTES--3.1%(A)
----------------------
 ASSET BACKED/RECEIVABLES--0.1%
        612,410  Chase Manhattan Auto Owner
                  Trust 1998 - C,
                  Class A1, 5.59%,
                  07/09/99.................         612,410
                                             --------------
 BANKING--2.5%
     75,000,000  First Union National Bank,
                  Bank Note 4.89%,
                  06/24/99.................      75,000,000
                                             --------------
 BEVERAGES--0.5%
     15,000,000  PepsiCo, Inc., 4.81%,
                  08/19/99(c)..............      14,992,070
                                             --------------
Total Corporate Notes (cost $90,604,480)...      90,604,480
                                             --------------
U.S. AGENCY SECURITIES--21.4%(A)
     50,000,000  Fannie Mae, 4.69%,
                  04/09/99.................      49,745,958
     50,000,000  Fannie Mae, 4.70%,
                  05/04/99.................      49,582,222
     35,000,000  Fannie Mae, 4.71%,
                  08/12/99.................      34,249,017
     14,745,000  Fannie Mae, 4.78%,
                  04/02/99.................      14,682,350
     50,000,000  Fannie Mae, 4.88%,
                  03/05/99.................      49,972,889
     25,000,000  Federal Home Loan Bank,
                  4.56%, 09/16/99..........      24,369,557
     12,500,000  Federal Home Loan Bank,
                  4.59%, 07/13/99..........      12,286,438
     12,500,000  Federal Home Loan Bank,
                  4.71%, 08/06/99..........      12,241,604
     10,000,000  Federal Home Loan Bank,
                  4.81%, 04/05/99..........       9,953,236
     40,000,000  Freddie Mac, 4.57%,
                  03/09/99.................      39,959,378
    100,000,000  Freddie Mac, 4.77%,
                  04/01/99.................      99,589,250
     25,000,000  Freddie Mac, 4.88%,
                  03/05/99.................      24,986,443
     19,000,000  Student Loan Marketing
                  Association, 4.60%,
                  06/30/99.................      18,706,239
     60,000,000  Student Loan Marketing
                  Association, 4.62%,
                  06/30/99.................      59,068,300
    100,000,000  Student Loan Marketing
                  Association, 4.63%,
                  06/30/99.................      98,443,806
     21,000,000  Student Loan Marketing
                  Association, 4.67%,
                  06/30/99.................      20,670,376
                                             --------------
Total U.S. Agency Securities (cost
$618,507,063)..............................     618,507,063
                                             --------------
Total Investment Portfolio excluding
repurchase agreement (cost
$2,897,099,653)............................   2,897,099,653
                                             --------------

REPURCHASE AGREEMENT--0.5%(A)
Repurchase Agreement with State Street Bank
and Trust Company, dated February 26, 1999
@ 4.68% to be repurchased at $13,918,426 on
March 1, 1999, collateralized by
$13,500,000 United States Treasury Notes,
6.5% May 31, 2002 (market value $14,197,299
including interest) (cost $13,913,000).....      13,913,000
                                             --------------
TOTAL INVESTMENTS
 (cost $2,911,012,653)(d)100.8%(a).........   2,911,012,653
OTHER ASSETS AND LIABILITIES, net,
(0.8%)(a)..................................     (23,799,219)
                                             --------------
NET ASSETS, (consisting of paid-in-capital
net of accumulated net realized loss of
$267,823) 100.0%. .........................  $2,887,213,434
                                             ==============
CLASS A SHARES
------------
Net asset value, offering and redemption
price per share, ($2,884,161,757 divided by
2,884,429,581 shares outstanding)..........           $1.00
                                             ==============
CLASS B SHARES
------------
Net asset value, offering and redemption
price per share, ($356,422 divided by
356,422 shares outstanding)................           $1.00
                                             ==============
CLASS C SHARES
------------
Net asset value, offering and redemption
price per share, ($2,695,255 divided by
2,695,255 shares outstanding)..............           $1.00
                                             ==============
---------------

(a) Percentages are based on net assets.
(b) U.S. dollar denominated.
(c) Floating rate note. Rate adjusts quarterly based on the three month London Inter Bank Offered Rate less .0019%.
(d) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                $70,097,848

Expenses (Notes 1 and 4):
  Management fee............................................  $5,954,325
  Distribution fee (Class A Shares).........................   2,008,128
  Distribution fee (Class B Shares).........................         243
  Distribution fee (Class C Shares).........................       1,442
  Shareholder servicing fees................................   1,434,318
  Custodian/Fund accounting fees............................     163,103
  State qualification expenses..............................     110,682
  Federal registration fees.................................     100,426
  Reports to shareholders...................................      69,531
  Professional fees.........................................      26,829
  Insurance expense.........................................       8,584
  Trustees' fees and expenses...............................       4,934
  Other.....................................................      13,321
                                                              ----------
        Total expenses......................................                  9,895,866
                                                                            -----------
Net investment income.......................................                 60,201,982

Realized Gain on Investments

Net realized gain from investment transactions..............                        334
                                                                            -----------

Net increase in net assets resulting from operations........                $60,202,316
                                                                            ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                                  SIX MONTH
                                                                PERIOD ENDED        FOR THE YEAR
                                                              FEBRUARY 28, 1999         ENDED
                                                                 (UNAUDITED)       AUGUST 31, 1998
                                                              -----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................   $   60,201,982      $  109,280,818
  Net realized gain on investment transactions..............              334                 682
                                                               --------------      --------------
  Net increase in net assets resulting from operations......       60,202,316         109,281,500
Distributions to shareholders from:
  Net investment income and net realized gains Class A
    Shares, ($.022 and $.049 per share, respectively).......      (60,151,229)       (109,250,845)
  Net investment income and net realized gains Class B
    Shares, ($.022 and $.027* per share, respectively)......           (7,225)               (799)
  Net investment income and net realized gains Class C
    Shares, ($.022 and $.049 per share, respectively).......          (43,528)            (29,174)
Increase in net assets from Fund share transactions (Note
  2)........................................................      392,672,857         478,532,212
                                                               --------------      --------------
Increase in net assets......................................      392,673,191         478,532,894
Net assets, beginning of period.............................    2,494,540,243       2,016,007,349
                                                               --------------      --------------
Net assets, end of period...................................   $2,887,213,434      $2,494,540,243
                                                               ==============      ==============

* For the period January 2, 1998 (commencement of Class B Shares) to August 31, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                 CLASS A SHARES                                    CLASS B SHARES
                         --------------------------------------------------------------   --------------------------------
                         FOR THE SIX MONTH                                                FOR THE SIX MONTH
                           PERIOD ENDED                                                     PERIOD ENDED        FOR THE
                           FEBRUARY 28,            FOR THE YEARS ENDED AUGUST 31,           FEBRUARY 28,      PERIOD ENDED
                               1999          ------------------------------------------         1999           AUGUST 31,
                            (UNAUDITED)       1998     1997     1996     1995     1994       (UNAUDITED)         1998++
                         -----------------   ------   ------   ------   ------   ------   -----------------   ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $ 1.000        $1.000   $1.000   $1.000   $1.000   $1.000        $ 1.000           $1.000
                              -------        ------   ------   ------   ------   ------        -------           ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
   (a)(b)...............         .022          .049     .047     .048     .050     .029           .022             .027
LESS DISTRIBUTIONS:
 Dividends from net
   investment income
   and net realized
   gains (a)............        (.022)        (.049)   (.047)   (.048)   (.050)   (.029)         (.022)           (.027)
                              -------        ------   ------   ------   ------   ------        -------           ------
NET ASSET VALUE, END OF
 PERIOD.................      $ 1.000        $1.000   $1.000   $1.000   $1.000   $1.000        $ 1.000           $1.000
                              =======        ======   ======   ======   ======   ======        =======           ======
TOTAL RETURN %..........         2.25(d)       4.99     4.85     4.89     5.00     2.87           2.25(d)          2.70(d)
RATIOS TO AVERAGE DAILY NET
 ASSETS (%)/SUPPLEMENTAL DATA:
 Operating expenses,
   net (b)..............          .74(c)        .75      .76      .78      .79      .79            .74(c)           .75(c)
 Net investment income
   (b)..................         4.49(c)       4.88     4.74     4.78     5.00     2.87           4.47(c)          4.86(c)
 Net assets, end of
   period ($ millions)..        2,884         2,492    2,016    1,641    1,294      982            0.36              .21

                                        CLASS C SHARES
                         --------------------------------------------
                         FOR THE SIX MONTH
                           PERIOD ENDED        FOR THE YEARS ENDED
                           FEBRUARY 28,             AUGUST 31,
                               1999          ------------------------
                            (UNAUDITED)       1998     1997    1996+
                         -----------------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $ 1.000        $1.000   $1.000   $1.000
                              -------        ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
   (a)(b)...............         .022          .049     .047     .023
LESS DISTRIBUTIONS:
 Dividends from net
   investment income
   and net realized
   gains (a)............        (.022)        (.049)   (.047)   (.023)
                              -------        ------   ------   ------
NET ASSET VALUE, END OF
 PERIOD.................      $ 1.000        $1.000   $1.000   $1.000
                              =======        ======   ======   ======
TOTAL RETURN %..........         2.25(d)       4.99     4.85     2.34(d)
RATIOS TO AVERAGE DAILY
 ASSETS (%)/SUPPLEMENTAL
 Operating expenses,
   net (b)..............          .74(c)        .75      .77      .75(c)
 Net investment income
   (b)..................         4.53(c)       4.87     4.72     4.62(c)
 Net assets, end of
   period ($ millions)..          2.70            3      .51       --

---------------
  + For the period February 29, 1996 (commencement of Class C Shares) to August
    31, 1996.
 ++ For the period January 2, 1998 (commencement of Class B Shares) to August
    31, 1998.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Excludes management fees waived by the Manager in the amount of less than $.001 and $.001 per share, for the two years ended August 31, 1995 and 1994, respectively. The operating expense ratios including such items would have been .81% and .81%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class A and C Shares. No management fees were waived or recovered for the year ended August 31, 1998, and for the six month period ended February 28, 1999.
(c) Annualized.
(d) Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares. Class A Shares, B Shares and C Shares may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the Heritage Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At February 28, 1999, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A, B and C Shares and dollars of the Fund during the six month period ended February 28, 1999 at a constant net asset value of $1.00 per share, were as follows:

                                                                  A SHARES        B SHARES     C SHARES
                                                                  --------        --------    -----------
        FOR THE PERIOD ENDED FEBRUARY 28, 1999 (UNAUDITED)
        --------------------------------------------------
        Shares sold..........................................    5,740,073,625     488,834     11,480,273
        Shares issued on reinvestment of distributions.......       51,084,770       6,516         36,829
        Shares redeemed......................................   (5,398,655,535)   (350,575)   (11,491,880)
                                                                --------------    --------    -----------
          Net increase.......................................      392,502,860     144,775         25,222
        Shares outstanding:
          Beginning of period................................    2,491,926,721     211,647      2,670,033
                                                                --------------    --------    -----------
          End of period......................................    2,884,429,581     356,422      2,695,255
                                                                ==============    ========    ===========

        Transactions in Class A and C Shares and dollars of the Fund during the year ended August 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to August 31, 1998 at a constant net asset value of $1.00 per share, were as follows:

                                                                   A SHARES        B SHARES     C SHARES
                                                                ---------------    --------    ----------
        FOR THE YEAR ENDED AUGUST 31, 1998
        ----------------------------------
        Shares sold...........................................   10,388,248,179     413,612     6,488,760
        Shares issued on reinvestment of distributions........      117,451,319         692        30,563
        Shares redeemed.......................................  (10,029,543,511)   (200,657)   (4,354,744)
                                                                ---------------    --------    ----------
        Net increase..........................................      476,155,987     211,647     2,164,579
        Shares outstanding:
          Beginning of year...................................    2,015,770,734          --       505,454
                                                                ---------------    --------    ----------
          End of year.........................................    2,491,926,721     211,647     2,670,033
                                                                ===============    ========    ==========

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the period ended February 28, 1999, purchases and maturities of short-term investment securities, excluding repurchase agreements, aggregated $15,351,639,905 and $15,174,735,000, respectively. Purchases and maturities of U.S. Government obligations aggregated $971,382,290 and $630,000,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next
        $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of February 28, 1999 was $1,016,033. Pursuant to the current registration statement, the Manager has agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that Class A, Class B and Class C annual operating expenses exceed .75% of the average daily net assets attributable to that class for the fiscal year ending August 31, 1999. No fees were waived and no expenses were reimbursed for the six month period ended February 28, 1999.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of February 28, 1999 was $486,800. In addition, the Manager performs Fund Accounting services for the Fund and charged $24,127 during the period, of which $7,790 was payable as of February 28, 1999.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $1,677 in contingent deferred sales charges for Class B Shares and $385 in contingent deferred sales charges for Class C Shares for the six month period ended February 28, 1999.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 1999 was $334,496. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1998, the Fund has net tax basis capital loss carryforwards of $283,877, in the aggregate. Capital loss carryforwards in the amount of $682 were utilized in the year ended August 31, 1998. Capital loss carryforwards in the amount of $9,000, $6,037, $235,118 and $33,722 may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004, and 2005, respectively.

HERITAGE CASH TRUST-MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

          --   HERITAGE CASH TRUST
                    MUNICIPAL MONEY MARKET FUND
          --   HERITAGE CAPITAL APPRECIATION TRUST
          --   HERITAGE INCOME-GROWTH TRUST
          --   HERITAGE INCOME TRUST
                    HIGH YIELD BOND FUND
                    INTERMEDIATE GOVERNMENT FUND
          --   HERITAGE SERIES TRUST
                    AGGRESSIVE GROWTH FUND
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP GROWTH FUND
                    SMALL CAP STOCK FUND
                    VALUE EQUITY FUND
          --   HERITAGE U.S. GOVERNMENT INCOME FUND
                    (A CLOSED-END FUND THAT TRADES ON THE
                      NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the Prospectus carefully before you invest in any of the funds.

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Heritage Cash Trust - Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


Address Service Requested

HERITAGE FAMILY OF FUNDS [TM]

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
High Yield
Intermediate Government


HERITAGE STOCK FUNDS
Aggressive Growth
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Mid Cap
Small Cap
International

This report is for the information of shareholders of Heritage Cash Trust - Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


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